245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 2, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Hastings Street Trust (the trust): File Nos. 002-11517 and 811-00215

Fidelity Fund

Fidelity Growth Discovery Fund

Fidelity Mega Cap Stock Fund

Fidelity Series Large Cap Stock Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust